UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

 				        Form 13F

				  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2001
						---------------
Check here if Amendment [  ]; Amendment Number:
						  -------
This Amendment (Check only one.):  [  ]  is a restatement.
[  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:     Advance Capital Management, Inc.
Address:  One Towne Square, Suite 444
          Southfield, MI  48076

Form 13F File Number:   28 - 6474
 	              -------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Cappelli
Title:   Vice President
Phone:   (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli	  Southfield, MI 	August 2, 2001
----------------------    -----------------     ------------------
[Signature]               [City, State]               [Date]

Report Type (Check only one.):

[ ]   13F HOLDINGS REPORT.  (Check here if all holding of this
	reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         	Name

     28-115			    T. Rowe Price & Assoc.
     --------                       -------------------------
     [Repeat as necessary.]




Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
					 ---------
Form 13F Information Table Entry Total:      92
					 ---------
Form 13F Information Table Value Total:   $68,549
					 ---------
   					(thousands)

List of Other Included Managers:

None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.      Form 13F File Number       Name

    28-
            ----------------------      -----------------
    [Repeat as necessary.]








                                                          SUMMARY TABLE
                                                          JUNE 30, 2001

                                     TITLE OF           VALUE       SHRS/PRN          PUT/ INVSTMT        VOTING AUTHORITY
       NAME OF ISSUER                CLASS    CUSIP     IN $1,000'S AMT       SH/PRN  CALL DSCRETN  MGRS  SOLE    SHARED  NONE
A      AGILENT                        COM     00846U101       107     3,280   SH            SOLE            3,280
AA     ALCOA                          COM     13817101         32       800   SH            SOLE              800
ABT    ABBOTT LABORATORIES            COM     002824100       547    11,400   SH            SOLE           11,400
ADBE   ADOBE                          COM     00724F101       371     7,900   SH            SOLE            7,900
AHP    AMERICAN HOME PRODUCTS         COM     026609107       693    11,800   SH            SOLE           11,800
AIG    AMERICAN INTERNATIONAL GROUP   COM     026874107     1,540    18,120   SH            SOLE           18,120
ALTR   ALTERA                         COM     9734406         145     5,000   SH            SOLE            5,000
AMAT   APPLIED MATERIALS              COM     038222105       884    18,000   SH            SOLE           18,000
AMGN   AMGEN                          COM     031162100     1,414    23,300   SH            SOLE           23,300
AOL    AMERICA ON-LINE                COM     02364J104     2,144    40,450   SH            SOLE           40,450
BA     BOEING                         COM     097023105       411     7,400   SH            SOLE            7,400
BAC    BANKAMERICA                    COM     06605F102       978    16,300   SH            SOLE           16,300
BGEN   BIOGEN                         COM     90597105        234     4,300   SH            SOLE            4,300
BK     BANK OF NEW YORK               COM     064057102        48     1,000   SH            SOLE            1,000
BLS    BELLSOUTH                      COM     079860102       600    14,900   SH            SOLE           14,900
BMET   BIOMET                         COM     90613100        288     6,000   SH            SOLE            6,000
BMY    BRISTOL-MYERS SQUIBB           COM     110122108       858    16,400   SH            SOLE           16,400
BUD    ANHEUSER BUSCH                 COM     035229103        33       800   SH            SOLE              800
C      CITIGROUP                      COM     172967101     2,205    41,730   SH            SOLE           41,730
CAH    CARDINAL HEALTHCARE            COM     14149Y108       101     1,465   SH            SOLE            1,465
CAT    CATERPILLAR                    COM     149123101        25       500   SH            SOLE              500
CHKP   CHECKPOINT SOFTWARE            COM     10102642        152     3,000   SH            SOLE            3,000
CMCSK  COMCAST                        COM     200300200       898    20,700   SH            SOLE           20,700
CMVT   CONVERSE TECHNOLOGY            COM     205862402       213     3,700   SH            SOLE            3,700
COST   COSTCO                         COM     22160Q102        32       800   SH            SOLE              800
CPWR   COMPUWARE                      COM     205638109         5       400   SH            SOLE              400
CSCO   CISCO SYSTEMS                  COM     17275R102     2,340   128,580   SH            SOLE          128,580
CTXS   CITRIX SYSTEMS                 COM     177376100       286     8,200   SH            SOLE            8,200
DD     DU PONT (E.I.) DE NEMOURS      COM     263534109       444     9,200   SH            SOLE            9,200
DELL   DELL COMPUTER                  COM     247025109     1,201    46,300   SH            SOLE           46,300
DIS    DISNEY (WALT) CO.              COM     254687106       507    17,550   SH            SOLE           17,550
DOW    DOW CHEMICAL                   COM     260543103        40     1,200   SH            SOLE            1,200
DUK    DUKE POWER                     COM     264399106        28       726   SH            SOLE              726
EMC    EMC CORP                       COM     268648102       521    17,800   SH            SOLE           17,800
ERICY  ERICSSON                       COM     294821400        41     7,600   SH            SOLE            7,600
F      FORD MOTOR COMPANY             COM     345370100       554    22,549   SH            SOLE           22,549
FNM    FEDERAL NATIONAL MTGE ASSOC.   COM     313586109       791     9,300   SH            SOLE            9,300
GCI    GANNETT                        COM     364730101        26       400   SH            SOLE              400
GE     GENERAL ELECTRIC               COM     369604103     3,889    79,360   SH            SOLE           79,360
GENZ   GENZYME                        COM     372917104       336     5,500   SH            SOLE            5,500
GM     GENERAL MOTORS                 COM     370442105        34       525   SH            SOLE              525
GMH    HUGHES                         COM     370442832         4       198   SH            SOLE              198
GX     GLOBAL CROSSING                COM     3921A1009       136    15,700   SH            SOLE           15,700
HD     HOME DEPOT                     COM     437076102     1,065    22,550   SH            SOLE           22,550
HWP    HEWLETT-PACKARD                COM     428236103       523    18,300   SH            SOLE           18,300
IBM    INTL BUS MACHINES              COM     459200101     1,646    14,500   SH            SOLE           14,500
INTC   INTEL                          COM     458140100     3,498   119,600   SH            SOLE          119,600
IP     INT'L PAPER                    COM     460146103        11       300   SH            SOLE              300
ITWO   I2 TECHNOLOGY                  COM     465754109        89     4,500   SH            SOLE            4,500
JDSU   JDS UNIPHASE                   COM     466125101       592    46,400   SH            SOLE           46,400
JNJ    JOHNSON & JOHNSON              COM     478160104     1,179    23,600   SH            SOLE           23,600
JPM    J. P. MORGAN                   COM     616880100        41       925   SH            SOLE              925
JWN    NORDSTROMS                     COM     655664100        16       860   SH            SOLE              860
KO     COCA-COLA COMPANY              COM     191216100       882    19,600   SH            SOLE           19,600
LLTC   LINEAR TECHNOLOGY              COM     535678106       566    12,800   SH            SOLE           12,800
LLY    LILLY (ELI) & CO.              COM     532457108       703     9,500   SH            SOLE            9,500
LU     LUCENT TECHNOLOGIES            COM     549463107        18     2,956   SH            SOLE            2,956
MCD    MCDONALDS                      COM     580135101       349    12,900   SH            SOLE           12,900
MDT    MEDTRONIC                      COM     585055106       594    12,900   SH            SOLE           12,900
MEDI   MEDIMMUNE                      COM     584699102       368     7,800   SH            SOLE            7,800
MOT    MOTOROLA                       COM     620076109        27     1,650   SH            SOLE            1,650
MRK    MERCK                          COM     589331107     1,163    18,200   SH            SOLE           18,200
MSFT   MICROSOFT                      COM     594918104     7,028    96,800   SH            SOLE           96,800
MWD    MORGAN STANLEY DEAN WITTER     COM     617446448       604     9,400   SH            SOLE            9,400
MXIM   MAXIM INTEGRATED               COM     57772K101       623    14,100   SH            SOLE           14,100
NTAP   NETWORK APPLIANCE              COM     64102L104        82     6,000   SH            SOLE            6,000
ONE    BANK ONE                       COM     06423A103        14       405   SH            SOLE              405
ORCL   ORACLE SYSTEMS                 COM     68389X105     2,054   108,100   SH            SOLE          108,100
PEOP   PEOPLE PC                      COM     709776108         0     1,900   SH            SOLE            1,900
PFE    PFIZER                         COM     717081103     2,034    50,775   SH            SOLE           50,775
PG     PROCTOR & GAMBLE               COM     742718109       759    11,900   SH            SOLE           11,900
Q      QWEST                          COM     749121109        25       800   SH            SOLE              800
QCOM   QUALCOMM                       COM     747525103     1,775    30,350   SH            SOLE           30,350
RD     ROYAL DUTCH PETROLEUM - ADR    COM     780257804     1,002    17,200   SH            SOLE           17,200
SBC    SBC COMMUNICATIONS             COM     78387G103     1,007    25,149   SH            SOLE           25,149
SCH    SCHWAB                         COM     808513105       216    13,700   SH            SOLE           13,700
SEBL   SEIBEL SYSTEMS                 COM     826170102       755    16,100   SH            SOLE           16,100
SGP    SCHERING-PLOUGH                COM     806605101       464    12,800   SH            SOLE           12,800
STT    STATE STREET BOSTON            COM     857477103        87     1,760   SH            SOLE            1,760
SUNW   SUN MICROSYSTEMS               COM     866810104       962    61,200   SH            SOLE           61,200
T      AMERICAN TEL & TEL             COM     001957109       673    30,610   SH            SOLE           30,610
TXN    TEXAS INSTRUMENTS              COM     882508104       530    16,600   SH            SOLE           16,600
TYC    TYCO INTL                      COM     92857W100       747    13,700   SH            SOLE           13,700
VOD    VODAFONE                       COM     92857T107        20       875   SH            SOLE              875
VRTS   VERITAS SOFTWARE               COM     923436109       873    13,125   SH            SOLE           13,125
VZ     VERIZON                        COM     92343V104     1,137    21,246   SH            SOLE           21,246
WCOM   MCI WORLDCOM                   COM     55268B106        31     2,184   SH            SOLE            2,184
WEC    WISCONSIN ENERGY CORP          COM     976657106         6       266   SH            SOLE              266
WFC    WELLS FARGO                    COM     949746101       729    15,700   SH            SOLE           15,700
WMT    WAL-MART STORES                COM     931142103     1,810    37,100   SH            SOLE           37,100
XLNX   XILINX                         COM     983919101       540    13,100   SH            SOLE           13,100
XOM    EXXON MOBIL                    COM     30231G102     2,493    28,537   SH            SOLE           28,537

   TOTAL                                                   68,549



       * PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES
       IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I
       BALANCED FUND AND EQUITY GROWTH FUND.  THEY HAVE FILED
       THESE SECURITIES ON OUR BEHALF ON THEIR FORM 13F REPORT.